Borrowings - Operational borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Operational borrowings attributable to shareholder-financed operations
Borrowings
Borrowings	£ 1,791	£ 2,317
Borrowings in respect of short-term fixed income securities programmes
Borrowings
Borrowings	1,085	1,651
Commercial Paper
Borrowings
Borrowings	485	1,052
Medium term notes of shareholder-financed operations, maturing in 2018
Borrowings
Borrowings	600	599
Total other borrowings
Borrowings
Borrowings	706	666
Bank loans and overdrafts
Borrowings
Borrowings	70	19
Obligations under finance leases
Borrowings
Borrowings	5	5
Other borrowings
Borrowings
Borrowings	£ 631	£ 642